UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment:    ; Amendment Number:
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:

/s/ Crystal Smolinski         San Francisco, CA        May 9, 2007


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      56

Form 13F Information Table Value Total:      203,943 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER      TITLE                                                   VOTING AUTH
                    OF                    VALUE           SH/  INV.   OTH
                    CLASS  CUSIP          X1000  SHARES   PRN  DISC.  ER
                                                                      MGR
                                                                            SOLE       SH  NONE
                                                                                       R

Affordable          Comm   8273104        10440  860670   SH   Sole         860670
Residential
Alliancebernstein   Comm   011881G106     463    5229     SH   Sole         5229
Hldg
American Standard   Comm   29712106       4814   90805    SH   Sole         90805
American Tower      Comm   29912201       13222  339465   SH   Sole         339465
Corp
Amgen Incorporated  Comm   31162100       615    11000    SH   Sole         11000
Apache              Comm   37411105       221    3129     SH   Sole         3129
Arch Capital        Comm   G0450A105      15145  222028   SH   Sole         222028
Avis Budget Group   Comm   53774105       9437   345415   SH   Sole         345415
Inc
Bank of America     Comm   60505104       443    8678     SH   Sole         8678
Berkshire Hathaway  Comm   84670207       3210   882      SH   Sole         882
B
Boardwalk Pipeline  Comm   96627104       1050   28500    SH   Sole         28500
Partners
Brookdale Senior    Comm   112463104      373    8350     SH   Sole         8350
Living
Camden Property     Comm   133131102      223    3178     SH   Sole         3178
Trust SBI
CapitalSource Inc   Comm   14055X102      15198  604765   SH   Sole         604765
Chesapeake Energy   Comm   165167107      8998   291399   SH   Sole         291399
Corp.
ChevronTexaco Corp  Comm   166764100      263    3552     SH   Sole         3552
Cisco Systems Inc.  Comm   17245R102      293    11488    SH   Sole         11488
ConocoPhillips      Comm   20825C104      874    12786    SH   Sole         12786
DCP Midstream       Comm   23311P100      520    13300    SH   Sole         13300
Partners
DST Systems         Comm   233326107      6312   83930    SH   Sole         83930
DTS Inc             Comm   23335C101      5974   246589   SH   Sole         246589
Duke Energy Corp    Comm   26441C105      211    10400    SH   Sole         10400
Emerson Electric    Comm   291011104      254    5891     SH   Sole         5891
Co
Enterprise Prod     Comm   293792107      763    24000    SH   Sole         24000
Partners LP
Exxon Mobil Corp    Comm   30231G102      1908   25284    SH   Sole         25284
FPL Group           Comm   302571104      596    9750     SH   Sole         9750
Incorporated
Fiduciary Claymor   Comm   31647Q106      525    21564    SH   Sole         21564
MLP OPPty
First American      Comm   318522307      7893   155615   SH   Sole         155615
Corp
Gartner Inc.        Comm   366651107      3094   129200   SH   Sole         129200
Gastar Exploration  Comm   367299104      2819   1252940  SH   Sole         1252940
Ltd
General Electric    Comm   369604103      10512  297272   SH   Sole         297272
Goldman Sachs       Comm   3814G104       1739   8415     SH   Sole         8415
Group  Inc.
Guitar Center Inc   Comm   402040109      4986   110495   SH   Sole         110495
Hilton Hotels       Comm   432848109      9149   254410   SH   Sole         254410
International       Comm   459200101      267    2832     SH   Sole         2832
Business Machines
Istar Financial     Comm   45031U101      6438   137485   SH   Sole         137485
Inc
Jcrew Group         Comm   46612H402      410    10197    SH   Sole         10197
Johnson & Johnson   Comm   478160104      1162   19289    SH   Sole         19289
Common
Jp Morgan Chase     Comm   46625H1005     408    8428     SH   Sole         8428
Magellan Midstream  Comm   559080106      449    9600     SH   Sole         9600
Partners
Microsoft Inc       Comm   594918104      4334   155498   SH   Sole         155498
Penn West Energy    Comm   707885109      1636   55670    SH   Sole         55670
Trust
Pepsico Inc         Comm   713448108      483    7601     SH   Sole         7601
Plains All          Comm   726503105      230    4000     SH   Sole         4000
American Pipeline
Procter & Gamble    Comm   742718109      638    10101    SH   Sole         10101
Co
Safeguard Hlth Ent  Comm   786444208      542    139      SH   Sole         139
New
Schlumberger        Comm   806857108      898    13000    SH   Sole         13000
SunCor              Comm   8672291066     7488   98078    SH   Sole         98078
Southern Union Co   Comm   844030106      12121  398845   SH   Sole         398845
Tyco Intl LTD New   Comm   902124106      4361   138238   SH   Sole         138238
United              Comm   913017109      203    3120     SH   Sole         3120
Technologies Corp
United Health       Comm   91324P102      10751  202962   SH   Sole         202962
Group
Wells Fargo & Co.   Comm   949746101      818    23744    SH   Sole         23744
Inc. Cl A New
White Mountains     Comm   GN618E107      5419   9566     SH   Sole         9566
Insurance
William Partners    Comm   46950F104      1169   24500    SH   Sole         24500
LTD
Williams Companies  Comm   969457100      1181   41500    SH   Sole         41500

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